General	12 Months Ended
Dec. 31, 2021
General [Abstract]
General

Note 1 – General

A.	Introduction

Maris-Tech Ltd. (the “Company”) was incorporated in 2008, in Israel. The Company develops, designs and manufactures high-end digital video and audio products and solutions for the professional as well as the civilian and home security markets, which can be sold off the shelf or fully customized to meet customers’ requirements.

The Company operates in Israel and sells to customers in other countries, including the United Kingdom and Switzerland.

B.	Liquidity and Capital Resources

The Company has experienced net losses and negative cash flows from operations since its inception and has relied on its ability to fund its operations primarily through proceeds from sales of ordinary shares and warrant of the Company, no par value (the “Ordinary Shares”), loans from banks and long-term loans from shareholders.  As of December 31, 2021 and 2020, the Company had a working capital deficit of $1.0 million and $0.8 million, respectively, and an accumulated deficit of $4.5 million and $3.7 million, respectively, and negative cash flow from operating activity of $0.9 million and $0.4 million for the years ended December 31, 2021 and 2020, respectively. The Company anticipates such losses will continue until its products reach commercial profitability. If the Company is unable to successfully commercialize its product candidates and reach profitability, or obtain sufficient future financing through debt or issuance of equity, it will be required to delay some of its planned research and development programs.

Furthermore, on March 24, 2021, the Company issued 489,812 preferred shares of the Company, no par value (“Preferred Shares”), and warrants to purchase up to an aggregate of 489,812 Ordinary Shares, to certain investors (the “March 2021 Investors”) in a private placement for aggregate gross proceeds of $1.5 million.

On February 2, 2022,  the Company closed an initial public offering (“IPO”) of 4,244,088 shares and 4,244,088 warrants, in which each warrant to purchase one ordinary share. Company’s Net proceeds from the IPO was approximately $15 million (see Note 18A).

During February 2022,  the Company repaid its liabilities to the banks and Yaad in the total amount of approx. $1.2 million and released of personal guarantees securing certain of those loans. In addition, the Company released all the collaterals it provided to the banks (See note 7A).

Therefore, based on the receipt of the proceeds from IPO and management’s projections of the business results for the next twelve months, management concluded that the Company has sufficient liquidity to satisfy its obligations over the next twelve months. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

In connection with the outbreak of COVID-19, the Company has taken steps to protect its workforce in Israel. Such steps include work from home where possible, minimizing face-to-face meetings and utilizing video conference as much as possible, social distancing at facilities and elimination of all international travel. The Company continues to comply with all local health directives.

The Company received during the year ended December 31, 2021 COVID-19 related government grants in an aggregate amount of $11 thousand to participate in the Company’s recurring expenses during the pandemic period.

Another impact of the COVID-19 pandemic has been on product delivery, where the lead time to procure component parts is longer and a shortage in supply of component parts has increased as the duration of the COVID-19 pandemic has continued. As long as the COVID-19 pandemic continues, the lead time to obtain component parts may be longer than normal and shortage in supply of component parts may continue or worsen. Therefore, the Company maintains a comprehensive network of world-wide suppliers.

C.	Reverse stock split

On August 25, 2021, the General meeting of shareholders approved an amendment to the Articles of Association giving effect to a 4:1 reverse stock split.  The number of authorized shares was affected by the reverse stock split.  References made to authorized shares, outstanding shares and per share amounts in the accompanying financial statements and applicable disclosures have been retroactively adjusted to reflect this reverse stock split.